SEGMENT REPORTING (Summary of Information by Segment) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item
Segment Reporting Information [Line Items]
Number of reportable segment | item	1	1	2
Revenues from external customers	$ 277,849	$ 255,750	$ 256,915
Operating income (loss)	(6,459)	(2,217)	(6,119)
Financial income (expenses), net	167	(688)	26
Income (loss) before taxes on income	(6,292)	(2,905)	(6,093)
Segment goodwill	21,442	25,285	20,976
Segment identifiable assets	265,350	281,549	284,501
PAD [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	277,849	255,750	232,129
Operating income (loss)	(6,459)	(2,217)	1,681
Financial income (expenses), net	167	(688)	221
Income (loss) before taxes on income	(6,292)	(2,905)	1,902
Segment goodwill	21,442	25,285	20,976
Segment identifiable assets	$ 265,350	$ 281,549	284,501
EBU [Member]
Segment Reporting Information [Line Items]
Revenues from external customers			24,786
Operating income (loss)			(7,800)
Financial income (expenses), net			(195)
Income (loss) before taxes on income			$ (7,995)
Segment goodwill
Segment identifiable assets